Schedule of Level 3 Fair Value Measurement Inputs (Details)	Jun. 30, 2022 $ / shares	Jun. 16, 2022 $ / shares	Dec. 31, 2021 $ / shares	Jun. 28, 2021 $ / shares
Measurement Input, Expected Term [Member] | Purchase Agreement Option [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected term (years)	3 years 1 month 20 days	3 years 2 months 4 days
Private Warrant [Member] | Measurement Input, Exercise Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant inputs	11.50		11.50
Private Warrant [Member] | Measurement Input, Share Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant inputs	10.61		10.07
Private Warrant [Member] | Measurement Input Probability Acquisition [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant inputs	90.0		90.0
Private Warrant [Member] | Measurement Input, Price Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant inputs	25.0		8.3
Private Warrant [Member] | Measurement Input, Risk Free Interest Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant inputs	3.01		1.28
Private Warrant [Member] | Measurement Input, Expected Dividend Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant inputs	0.00		0.00
Public and Private Warrants [Member] | Measurement Input, Exercise Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant inputs				11.50
Public and Private Warrants [Member] | Measurement Input, Share Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant inputs				10.00
Public and Private Warrants [Member] | Measurement Input, Share Price [Member] | Purchase Agreement Option [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant inputs	10.61	10.18
Public and Private Warrants [Member] | Measurement Input, Expected Term [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected term (years)	5 years 1 month 20 days		5 years 3 months 10 days	5 years 10 months 9 days
Public and Private Warrants [Member] | Measurement Input Probability Acquisition [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant inputs				90.0
Public and Private Warrants [Member] | Measurement Input Probability Acquisition [Member] | Purchase Agreement Option [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant inputs	90.0	90.0
Public and Private Warrants [Member] | Measurement Input, Price Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant inputs				14.7
Public and Private Warrants [Member] | Measurement Input, Price Volatility [Member] | Purchase Agreement Option [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant inputs	25.0	10.6
Public and Private Warrants [Member] | Measurement Input, Risk Free Interest Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant inputs				1.04
Public and Private Warrants [Member] | Measurement Input, Risk Free Interest Rate [Member] | Purchase Agreement Option [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant inputs	3.02	3.36
Public and Private Warrants [Member] | Measurement Input, Expected Dividend Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant inputs				0.00
Public and Private Warrants [Member] | Measurement Input BB Bonds Rate [Member] | Purchase Agreement Option [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant inputs	7.17	6.92
Public and Private Warrants [Member] | Measurement Input C Bonds Rate [Member] | Purchase Agreement Option [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant inputs	14.49	13.95
Private Warrants [Member] | Measurement Input, Exercise Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant inputs			11.50
Private Warrants [Member] | Measurement Input, Share Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant inputs			10.07
Private Warrants [Member] | Measurement Input, Expected Term [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected term (years)			5 years 3 months 10 days
Private Warrants [Member] | Measurement Input Probability Acquisition [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant inputs			90.0
Private Warrants [Member] | Measurement Input, Price Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant inputs			8.3
Private Warrants [Member] | Measurement Input, Risk Free Interest Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant inputs			1.28
Private Warrants [Member] | Measurement Input, Expected Dividend Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant inputs			0.00